Income Tax and Deferred Taxes - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Income Taxes [Line Items]
Unrecognized deferred tax assets tax loss carryforwards	$ 4,625,940	$ 3,930,370
Temporary differences associated with investments in subsidiaries and joint ventures	1,323,714,721	896,532,229
Deferred tax asset not recognized for deductible temporary differences	$ 691,241,687	$ 744,768,294
Applicable tax rate under integrated system				24.00%	22.50%	21.00%
2017
Disclosure Of Income Taxes [Line Items]
Applicable tax rate under integrated system			25.00%
Applicable Tax Rate Under Partially Integrated System		25.50%
2018
Disclosure Of Income Taxes [Line Items]
Applicable Tax Rate Under Partially Integrated System	27.00%